Basis of Presentation and Summary of Significant Accounting Policies (Estimated Economic Lives Of Intangible Assets) (Detail)	12 Months Ended
Dec. 31, 2015
Customer accounts
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life (years)	22 years
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life (years)	5 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Life (years)	6 years